RELATED PARTY TRANSACTIONS (Details) $ in Thousands		12 Months Ended
	Oct. 27, 2015 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
RELATED PARTY TRANSACTIONS
Interest income		$ 1,118	$ 412	$ 362
CLC
RELATED PARTY TRANSACTIONS
Revenue from related party		600	600
Trade payable to related party		100	100
Receivable from related party		500	500
Loan due		$ 15,100	15,100
Loan maturity period subsequent to funding date		5 years
Interest income		$ 900	200
CLC | VRI Europe Limited
RELATED PARTY TRANSACTIONS
Shared services income		600	700
Shared services expense		2,600	$ 3,100
Maui Timeshare Venture and Host Hotels and Resorts
RELATED PARTY TRANSACTIONS
Revenue from related party		21,800
Trade payable to related party		300
Receivable from related party		400
Spinco Agreement | Liberty Interactive Corp.
RELATED PARTY TRANSACTIONS
Number of directors to be appoint for Board | item	2
Number of designees to be appoint by current right | item	3
Minimum percentage of ILG's common stock to be held	10.00%
Maximum percentage of ILG's common stock to be held	35.00%
Period for termination of rights under agreement (in years)	3 years
Registration Rights Agreement | Liberty Interactive Corp.
RELATED PARTY TRANSACTIONS
Number of demand registration rights under agreement | item	4
Aggregate offering price threshold for demand registration statement	$ 50,000
Number of days for preparation of demand registration statement from consummation of transactions under Merger Agreement	60 days
Vistana
RELATED PARTY TRANSACTIONS
Transaction costs incurred		$ 7,000